RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	3 Months Ended		7 Months Ended	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Mar. 19, 2025
Related Party Transaction [Line Items]
Repayment of related party debt	$ 9,206	$ 10,746	$ 814,892	$ 23,038	$ 793,458
Due to related parties	428,233			421,623	405,554
Wages	2,024,543	434,578		4,278,401	2,303,386
Advanced funds	15,816		$ 93,003		298,361
Contributed capital	64,615
Wages paid	27,692.28	27,692.28
Mr Borkar [Member] | Cost of Sales [Member]
Related Party Transaction [Line Items]
Cost of sales				18,765	22,730
Mr Erdberg And Mr Todd [Member] | Cost of Sales [Member]
Related Party Transaction [Line Items]
Cost of sales				0	210,000
Safe-Pro USA [Member]
Related Party Transaction [Line Items]
Other liabilities	1,622,540			1,622,540
Due to related parties						$ 428,233
Related Party [Member]
Related Party Transaction [Line Items]
Repayment of related party debt		18,434		20,654
[custom:ProceedsFromRelatedPartyAdvancedFunds]					298,361
[custom:RepaymentsOfRelatedPartyAdvancedFunds]					793,458
Due to related parties		387,120		382,516	405,554
Related Party [Member] | Mr Borkar [Member]
Related Party Transaction [Line Items]
Related party accrued wages				39,105
Accrued wages in accrued expenses				39,107
Related Party [Member] | Vice President [Member]
Related Party Transaction [Line Items]
Wages				$ 159,107	$ 112,950
Mr Borkar [Member]
Related Party Transaction [Line Items]
Accrued salaries	56,538
Contributed capital	32,308
Wages paid	24,231
Accrued wages	10,508
Spouse Of Mr Borkar [Member]
Related Party Transaction [Line Items]
Accrued salaries	56,538
Contributed capital	32,308
Wages paid	24,231
Accrued wages	10,508
Cost of sales	$ 4,599	$ 0